Stockholders' Equity (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ 2,333.5	$ 2,156.9
Gain (loss)	(21.0)	0.9
Reclassification realized in net earnings	20.6	40.6
Ending Balance	1,952.0	2,333.5
Foreign Currency Translation Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(1.7)	(4.7)
Gain (loss)	0.5	(4.3)
Reclassification realized in net earnings	0.0	7.3
Ending Balance	(1.2)	(1.7)
Unrealized Gains (Losses) on Marketable Securities
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	0.1	0.1
Gain (loss)	0.0	0.0
Reclassification realized in net earnings	0.0	0.0
Ending Balance	0.1	0.1
Unrealized Gains (Losses) on Derivatives
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(19.1)	(50.4)
Gain (loss)	2.0	2.1
Reclassification realized in net earnings	21.0	29.2
Ending Balance	3.9	(19.1)
Benefit Plan Funding Position
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(65.9)	(73.1)
Gain (loss)	(23.5)	3.1
Reclassification realized in net earnings	(0.4)	4.1
Ending Balance	(89.8)	(65.9)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(86.6)	(128.1)
Ending Balance	$ (87.0)	$ (86.6)